Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 602,232	$ 648,537	$ 1,930,603	$ 2,202,172	$ 3,298,361	$ 3,554,712	$ 3,008,654
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	111,052	76,157	145,218	150,380	303,542	168,723	230,874
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	491,180	572,380	1,785,385	2,051,792	2,994,819	3,385,989	2,777,780
Transferred at Point in Time [Member] | Golf Operations One Time Green Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenue	304,816	382,571	1,299,590	1,529,229	2,139,636	2,475,133	2,079,741
Transferred at Point in Time [Member] | Sales of Food and Beverage [Member]
Disaggregation of Revenue [Line Items]
Total revenue	147,587	146,824	373,390	392,085	648,738	682,281	517,694
Transferred at Point in Time [Member] | Sales of Merchandise [Member]
Disaggregation of Revenue [Line Items]
Total revenue	20,904	24,732	65,408	75,824	115,262	138,450	99,366
Transferred at Point in Time [Member] | Ancillary Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 17,873	$ 18,253	$ 46,997	$ 54,654	$ 91,183	$ 90,125	$ 80,979